Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 540,000
Previously Paid Amount	0.00
Total Fee Amount	82.67
Total Offset Amount	0.00
Net Fee	82.67
Narrative - Max Aggregate Offering Price	$ 540,000
Final Prospectus	true